Income Taxes - Additional information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income Taxes [Line Items]
Income tax benefit recognized from operating losses	¥ 1,787	¥ 6,007	¥ 97
Effective statutory tax rate	31.00%	31.00%	31.00%
Net deferred tax assets reported within Other assets-Other	¥ 22,645	¥ 15,562
Undistributed earnings, No deferred tax provided	22,417
Operating loss carryforwards	2,134,580
Unrecognized tax benefits	34,763	35,774	¥ 4,367
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	5,766	6,273
Increase decrease in unrecognized tax benefits	1,011	31,406
Deferred Tax Assets Operating Loss Carryforwards [Member]
Income Taxes [Line Items]
Increase decrease in unrecognized tax benefits	504	(29,501)
Other liabilities [Member]
Income Taxes [Line Items]
Net deferred tax liabilities reported within Other liabilities	93,833	¥ 51,947
Indefinitely [Member]
Income Taxes [Line Items]
Operating loss carryforwards	1,265,887
Initial term [Member]
Income Taxes [Line Items]
Operating loss carryforwards	¥ 759,573
Expiration year	Mar. 31, 2033
Next term [Member]
Income Taxes [Line Items]
Operating loss carryforwards	¥ 109,120
Company and domestic subsidiaries [Member] | Domestic [Member]
Income Taxes [Line Items]
Operating loss carryforwards	440,983
Subsidiaries [Member] | United Kingdom [Member]
Income Taxes [Line Items]
Operating loss carryforwards	663,578
Subsidiaries [Member] | United States [Member]
Income Taxes [Line Items]
Operating loss carryforwards	663,629
Subsidiaries [Member] | Hong Kong [Member]
Income Taxes [Line Items]
Operating loss carryforwards	332,488
Subsidiaries [Member] | Other tax jurisdictions [Member]
Income Taxes [Line Items]
Operating loss carryforwards	¥ 33,902